Basis of Presentation and General Information, Fleet (Details)		6 Months Ended
	Mar. 21, 2025	Jun. 30, 2025
M/V Alfa [Member]
Vessels Owned [Abstract]
Vessel name		Alfa
Type		Panamax
Place built		Japan
Year built		2006
Employment		Index-linked time charter
Charter expiration		2025-10
Charter expiration		2026-02
M/V Bravo [Member]
Vessels Owned [Abstract]
Vessel name		Bravo
Type		Kamsarmax
Place built		Japan
Year built		2007
Employment		Index-linked time charter
Charter expiration		2025-08
Charter expiration		2025-11
M/V Charlie [Member]
Vessels Owned [Abstract]
Vessel name		Charlie
Type		Ultramax
Place built		China
Year built	2020	2020
Employment		Index-linked time charter
Charter expiration		2026-03
Charter expiration		2026-06